EQ ADVISORS TRUSTSM

EQ/Franklin Growth Allocation Portfolio

EQ/Franklin Moderate Allocation Portfolio

SUPPLEMENT DATED AUGUST 6, 2021 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2021, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2021, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio management teams and the name of the Sub-Adviser for EQ/Franklin Growth Allocation Portfolio and EQ/Franklin Moderate Allocation Portfolio (together, the “Portfolios”).

Effective on or about August 7, 2021, the following changes are being made to the Summary Prospectus, Prospectus and SAI of the Portfolios:

Lisa Wang of QS Investors, LLC no longer serves as a member of the team that is responsible for the securities selection, research, and trading for the EQ/Franklin Growth Allocation Portfolio and EQ/Franklin Moderate Allocation Portfolio. All references to Lisa Wang in the Summary Prospectus, Prospectus and SAI are deleted in their entirety as of that date.

The section of the Summary Prospectus and Prospectus entitled “EQ/Franklin Growth Allocation Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: QS Investors, LLC” is deleted in its entirety and replaced by the following:

Sub-Adviser: Franklin Advisers, Inc. (“Franklin Advisers” or the “Sub-Adviser”)

Name	Title	Date Began Managing the Portfolio
Thomas Picciochi, CAIA®	Senior Vice President and Co-Head of Asset Allocation Portfolio Management	February 2019
Jacqueline Kenney	Vice President and Portfolio Manager	August 2021
Laura Green	Vice President and Portfolio Manager	August 2021

The section of the Summary Prospectus and Prospectus entitled “EQ/Franklin Moderate Allocation Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: QS Investors, LLC”” is deleted in its entirety and replaced by the following:

Sub-Adviser: Franklin Advisers, Inc. (“Franklin Advisers” or the “Sub-Adviser”)

Name	Title	Date Began Managing the Portfolio
Thomas Picciochi, CAIA®	Senior Vice President and Co-Head of Asset Allocation Portfolio Management	February 2016
Russell Shtern, CFA®	Vice President and Portfolio Manager	August 2019
Jacqueline Kenney	Vice President and Portfolio Manager	August 2021
Laura Green	Vice President and Portfolio Manager	August 2021

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — QS Investors, LLC” is deleted in its entirety and replaced by the following:

Franklin Advisers, Inc., (“Franklin Advisers”), One Franklin Way, San Mateo CA 94403, serves as Sub-Adviser to the EQ/Franklin Moderate Allocation Portfolio and EQ/Franklin Growth Allocation Portfolio. Franklin Advisers, a wholly-owned specialist investment manager of Franklin Resources, Inc., has been a registered investment adviser since1986. As of May 31 2021, Franklin Advisers had approximately $372 billion assets under management.

Thomas Picciochi, CAIA® is Senior Vice President and Portfolio Manager for Franklin Templeton Investment Solutions. Prior to Franklin Templeton, Mr. Picciochi was the Head of Multi-Asset Portfolio Management Implementation at QS Investors.

Russell Shtern, CFA® is Vice President and Portfolio Manager for Franklin Templeton Investment Solutions. Prior to Franklin Templeton, Mr. Shtern was Head of Global Equity Portfolio Management at QS Investors.

Jacqueline Kenney is Vice President and Portfolio Manager for Franklin Templeton Investment Solutions. Prior to Franklin Templeton, Ms. Kenney was a member of the Portfolio Management group at QS Investors, a quantitative multi-asset and equity manager.

Laura Green is Vice President and Portfolio Manager within Franklin Templeton Investment Solutions. Ms. Green is responsible for asset allocation (multi-asset) strategies, including target-date, target-risk, volatility-controlled, ESG and customized solutions. Prior to joining Franklin Templeton, Ms. Green was a member of the Portfolio Management team at QS Investors, a quantitative multi-asset and equity manager.

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — QS Investors, LLC” is amended to replace QS Investors, LLC with Franklin Advisers, Inc. and to add the following information:

Franklin Advisers, Inc. (“Franklin Advisers” or “Sub-Adviser”)

Portfolio Manager

Presented below for each portfolio manager is the number of

other accounts of the Sub-Adviser managed by the portfolio

manager and the total assets in the accounts managed within

each category as of May 31, 2021

							Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/Franklin Growth Allocation Portfolio
Jacqueline Kenney	13	$2,421m	7	$495m	6	$224m	0	0	0	0	0	0
Laura Green	0	0	8	$303m	21	$426m	0	0	0	0	1	$49m

EQ/Franklin Moderate Allocation Portfolio
Jacqueline Kenney	13	$2,421m	7	$495m	6	$224m	0	0	0	0	0	0
Laura Green	0	0	8	$303m	21	$426m	0	0	0	0	1	$49m

Ownership of Securities of the Portfolio as of May 31, 2021

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/Franklin Growth Allocation Portfolio
Jacqueline Kenney	X
Laura Green	X

EQ/Franklin Moderate Allocation Portfolio
Jacqueline Kenney	X
Laura Green	x